Accounts Receivable (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable [Abstract]
Accounts receivable	$ 10,406,602	$ 2,098,946
Less: allowance for doubtful accounts	676,977	233,110
Total accounts and notes receivable	$ 9,729,625	$ 1,865,836